Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenue
Product and service revenue					$ 3,221,590	$ 2,050,838
License revenue						511,607
Product revenue	$ 1,051,154	$ 794,172	$ 2,127,522	$ 1,492,152
Total revenue	1,051,154	794,172	2,127,522	1,492,152	3,221,590	2,562,445
Operating expenses
Cost of sales	385,411	551,293	672,612	743,217	1,417,355	957,076
Research and development	(277,486)	263,457	(136,532)	495,479	959,857	6,127,772
Research and development - related party (Note 9)		47,998		95,996	387,960	191,991
Sales, general and administrative	4,553,366	3,642,332	9,171,769	9,347,082	17,442,627	8,517,592
Sales, general and administrative - related party (Note 9)		50,772		101,544	165,131	307,704
Impairment of intangible assets					1,265,125	7,500,000
Amortization of intangible assets					1,708,771	664,707
Amortization and impairment of intangible assets	383,811	437,014	769,652	874,029
Total operating expenses	5,045,102	4,992,866	10,477,501	11,657,347	23,346,826	24,266,842
Loss from operations	(3,993,948)	(4,198,694)	(8,349,979)	(10,165,195)	(20,125,236)	(21,704,397)
Other income (expense)
Interest expense	(196,781)	(388,085)	(385,526)	(803,465)	(2,534,358)	(5,491,486)
Derivative income	518,051	266,757	817,785	196,148	212,809	(12,572)
Unrealized (loss) gain on investment		(497,164)		230,936	(61,519)	(971,629)
Total other income (expense)	321,270	(618,492)	432,259	(376,381)	(2,383,068)	(6,475,687)
Net loss	$ (3,672,678)	$ (4,817,186)	$ (7,917,720)	$ (10,541,576)	$ (22,508,304)	$ (28,180,084)
Weighted average number of Aytu common shares outstanding	4,113,256	392,540	2,481,110	295,546	466,024	87,057
Basic and diluted Aytu net loss per common share	$ (0.89)	$ (12.27)	$ (3.19)	$ (35.67)	$ (48.30)	$ (323.70)